CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY / DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Recourse Loans	Accumulated Other Comprehensive Income	Treasury Stock	Retained Earnings / (Accumulated Deficit)
Balance at Dec. 31, 2009	$ (3,338)	$ 503	$ 5,090	$ (1,667)	$ 472		$ (7,736)
Balance (in shares) at Dec. 31, 2009	50,333,579	50,333,579
Increase (Decrease) in Shareholders' Equity
Net income for the year	19,132						19,132
Issuance of ordinary shares in the initial public offering	67,481	508	66,973
Issuance of ordinary shares in the initial public offering (in shares)		50,802,000
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering	30,318	1,576	28,742
Conversion of preferred shares to ordinary shares in conjunction with the initial public offering (in shares)		157,629,642
Issuance of restricted shares	8	8
Issuance of restricted shares (in shares)		794,213
Foreign currency translation adjustment	223				223
Interest accrual on recourse loans	(46)			(46)
Repayment of recourse loans	1,713			1,713
Issuance of ordinary shares to an investor	4,200	20	4,180
Issuance of ordinary shares to an investor (in shares)		1,950,642
Share-based compensation	8,375		8,375
Balance at Dec. 31, 2010	128,066	2,615	113,360		695		11,396
Balance (in shares) at Dec. 31, 2010	261,510,076	261,510,076
Increase (Decrease) in Shareholders' Equity
Net income for the year	51,630						51,630
Repurchase of shares	(12,835)					(12,835)
Repurchase of shares (in shares)		(9,461,970)
Foreign currency translation adjustment	441				441
Issuance of recourse loans	(509)			(509)
Repayment of recourse loans
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	261	24	237
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		2,403,162
Share-based compensation	3,881		3,881
Balance at Dec. 31, 2011	170,935	2,639	117,478	(509)	1,136	(12,835)	63,026
Balance (in shares) at Dec. 31, 2011	254,451,268	254,451,268
Increase (Decrease) in Shareholders' Equity
Net income for the year	52,904						52,904
Repurchase of shares	(1,394)					(1,394)
Repurchase of shares (in shares)		(892,602)
Foreign currency translation adjustment	71				71
Issuance of new shares in connection with the IP acquisition (Note 8)	25,825	150	25,675
Issuance of new shares in connection with the IP acquisition (Note 8) (in shares)		15,000,000
Declaration of dividend	(55,559)						(55,559)
Issuance of recourse loans	(1,048)			(1,048)
Interest accrual on recourse loans	(13)			(13)
Repayment of recourse loans	26			26
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	1,269	96	1,173
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		9,568,982
Use of repurchased shares for exercise of options and vesting of restricted share units			(650)			650
Use of repurchased shares for exercise of options and vesting of restricted share units (in shares)		469,874
Share-based compensation	3,211		3,211
Balance at Dec. 31, 2012	$ 196,227	$ 2,885	$ 146,887	$ (1,544)	$ 1,207	$ (13,579)	$ 60,371
Balance (in shares) at Dec. 31, 2012	278,597,522	278,597,522